Note 14 - Preferred Stock and Warrant	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Preferred Stock And Warrants [Text Block]
(
1
4
) Preferred Stock
and Warrant

The Company redeemed
9,360
shares of Fixed Rate Cumulative Perpetual Preferred Stock, Series A (the Preferred Stock) outstanding with private investors as of
March 31, 2017.
The Company redeemed
8,661
shares of Preferred Stock at
$1,000
per share in
2016.
The Company redeemed
9,979
shares of Preferred Stock at
$1,000
per share during
2015.
The Company currently has
no
outstanding shares of Preferred Stock. The Company also had a warrant (the Warrant) to purchase up to
500,000
shares of the Company’s common stock outstanding with private investors. The Warrant was repurchased by the Company on
June 5, 2018,
for
$3,175,000.
Both the Preferred Stock and the Warrant originated in
2009
through transactions with the United States Department of the Treasury and were subsequently sold to the public through an auction process during
2013.
The Company currently has
no
outstanding warrants as of
December 31, 2018.